OTHER RECEIVABLES, NET	12 Months Ended
Mar. 31, 2024
Other Receivables Net
OTHER RECEIVABLES, NET

4. OTHER RECEIVABLES, NET

	March 31, 2023	March 31, 2024
	RMB	RMB

Rental and other deposits	26,418	25,681
Staff advance	13,890	15,138
Others	1,578	-
	41,886	40,819
Less: provision for credit losses	(26,541)	(22,739)
	15,345	18,080

The movement of the provision for credit loss for the fiscal years ended March 31, 2022, 2023 and 2024 was as follows:

	For the fiscal years ended March 31,
	2022	2023	2024
	RMB	RMB	RMB

Beginning balance of the period	(20,980)	(30,251)	(26,541)
Additions	(3,494)	(12,400)	-
Write-offs	679	16,110	3,802
Reclassified from amounts due from related parties	(6,456)	-	-
Ending balance of the period	(30,251)	(26,541)	(22,739)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)